Annual Total Returns[BarChart] - ProShares UltraShort MSCI Brazil Capped - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	25.61%	(19.50%)	26.62%	2.43%	98.74%	(77.65%)	(49.64%)	(21.65%)	(48.18%)	(52.87%)